Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives for Machinery and Equipment (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Machinery and equipment	$ 305,165	$ 305,165	$ 241,996
Less accumulated depreciation	(238,970)	(224,595)	(199,925)
Machinery and equipment, Net	$ 66,195	$ 80,570	$ 42,071